Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Schedule of the assumptions used to estimate the fair value of the options

The assumptions used to estimate the fair value of the options granted are as follow:

	For the year ended	For the year ended
	December 31, 2021	December 31, 2023
Risk-free interest rate	1.61%	4.0%
Expected volatility	33%	94.5%
Suboptimal exercise factor	2.5	2.5
Fair value per ordinary share	US$4.86	US$0.145
Expected dividend yield	—	—
Post-vesting forfeiture rate	—	—

2019 Plan | Employees
Share-Based Compensation
Summary of the option activities

A summary of the option activities for employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2020	5,933,032	0.08	5.29	41,992	8.1
Granted	785,917	0.0001	4.86	—	—
Canceled	(2,187,287)	0.0001	5.14	—	—
Exercised	(1,842,456)	0.17	5.46	—	—
Outstanding as of December 31, 2021	2,689,206	0.06	5.30	2,822	7.5
Exercise withdraw	1,233,027	0.15	5.13	—	—
Exercised	(127,580)	0.20	6.17	—	—
Outstanding as of December 31, 2022	3,794,653	0.05	5.22	1,300	6.3
Exercised	3,794,653	—	5.22	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Vested and expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable at December 31, 2023	—	—	—	—	—

2019 Plan | Non Employees
Share-Based Compensation
Summary of the option activities

A summary of the option activities for non-employees under the 2019 Plan is as follows:

					Weighted
		Weighted	Weighted		average
		average	average	Aggregate	remaining
	Number of	exercise	grant date	intrinsic	contractual
	options	price	fair value	value	term
		US$	US$	US$
Outstanding as of December 31, 2020	2,418,883	0.21	5.24	17,748	8.0
Granted	1,047,890	0.0001	4.86	—	—
Exercised	(1,074,879)	0.46	5.13	—	—
Outstanding as of December 31, 2021	2,391,894	0.0001	5.12	2,655	8.0
Canceled	(723,738)	0.0001	5.32	—	—
Exercised	(367,462)	0.0001	4.86	—	—
Outstanding as of December 31, 2022	1,300,694	0.0001	5.08	556	7.2
Granted	1,644,576	0.0001	—	—	—
Exercised	(2,945,270)	0.00002	2.24	—	—
Outstanding as of December 31, 2023	—	—	—	—	—
Vested and expected to vest as of December 31, 2023	—	—	—	—	—
Exercisable as of December 31, 2023	—	—	—	—	—